DESCRIPTION OF THE PLAN (Details) - EBP Japan	12 Months Ended
Jun. 30, 2025 JPY (¥) shares
EBP, Description of Plan [Line Items]
Participant contribution, monetary equivalent per unit	¥ 1,000
Maximum monthly compensation contribution	¥ 150,000
Bonus pay contributions limit multiplier	3
Employer contribution matching percentage	20.00%
Participant monthly compensation matched	¥ 30,000
Participant bonus pay compensation matched	90,000
Contributions derived from salary deductions, monetary equivalent per unit	1,000
Monthly contributions derived from salary deductions, paid semi-annual bonuses	100,000
Monthly contributions derived from salary deductions, not paid semi-annual bonuses	¥ 150,000
Semi-annual bonus, participant contributions multiplier	3
Semi-annual bonus, monetary equivalent per unit	¥ 3,000
Bonus, maximum compensation, amount	¥ 300,000
Withdrawal, allotted share withdrawal multiples restriction (in shares) | shares	100
Withdrawal, participant termination of service or by request, number of shares in addition to cash (in shares) | shares	1